TIAA-CREF U.S. EQUITY FUNDS
TIAA-CREF EQUITY INDEX FUNDS
TIAA-CREF INTERNATIONAL FUNDS
(collectively, the “Equity and International Bond Funds”)

SUPPLEMENT NO. 1
dated August 1, 2019, to the Statutory Prospectuses dated March 1, 2019

TIAA-CREF LIFECYCLE FUNDS
TIAA-CREF LIFECYCLE INDEX FUNDS

SUPPLEMENT NO. 2
dated August 1, 2019, to the Statutory Prospectuses dated October 1, 2018

TIAA-CREF LIFESTYLE FUNDS
(collectively with the TIAA-CREF Lifecycle and Lifecycle Index Funds, the “Funds of Funds”)

SUPPLEMENT NO. 3
dated August 1, 2019, to the Statutory Prospectus dated October 1, 2018

TIAA-CREF MANAGED ALLOCATION FUND
(the “Managed Allocation Fund”)

SUPPLEMENT NO. 2
dated August 1, 2019, to the Statutory Prospectus dated October 1, 2018

Effective immediately, the following paragraphs hereby replace in its entirety the sub-section entitled “Other payments by TPIS, Advisors or their affiliates” in the section entitled “Distribution and service arrangements” of the Statutory Prospectuses of the Equity and International Bond Funds and the Funds of Funds:

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Other payments by TPIS, Advisors or their affiliates

In addition to the payments from the Funds made to financial intermediaries as previously described, TPIS, Advisors or their affiliates may from time to time make additional payments, out of their own resources, to certain financial intermediaries that sell shares of the TIAA-CREF Funds. These payments are often referred to as “revenue sharing.” These payments may be made in order to promote the sale and retention of Fund shares by intermediaries and their customers. The amounts of these distribution-related revenue sharing payments may vary by financial intermediary and, with respect to a given financial intermediary, are typically calculated by reference to the amount of the financial intermediary’s recent gross sales of TIAA-CREF Fund shares and/or total assets of TIAA-CREF Funds held by the intermediary’s customers. The level of distribution-related revenue sharing payments that TPIS, Advisors or their affiliates are willing to provide to a particular financial intermediary may be affected by, among other factors, the intermediary’s total assets held in and recent net investments into the TIAA-CREF Funds, the intermediary’s level of participation in TIAA-CREF Fund sales and marketing programs, the intermediary’s compensation program for its registered representatives who sell TIAA-CREF Fund shares and provide services to TIAA-CREF Fund shareholders, and the asset class of the TIAA-CREF Funds for which these payments are provided. The SAI contains additional information about these payments. TPIS may also make payments to financial intermediaries in connection with sales meetings, due diligence meetings, prospecting seminars and other meetings at which TPIS promotes its products and services. Payments to intermediaries may include payments to certain third-party broker-dealers and financial advisors, including fund supermarkets, to provide access to their fund distribution platforms. With respect to Institutional Class shares, effective August 1, 2019, TPIS, Advisors or their affiliates may continue to make revenue sharing payments pursuant to existing arrangements with financial intermediaries, but will not enter into new arrangements to make revenue sharing payments with new third-party financial intermediaries.

In addition to revenue sharing payments to financial intermediaries related to distribution of the Funds’ shares, Advisors or its affiliates may also make revenue sharing payments out of their own assets to financial intermediaries as compensation for certain recordkeeping, shareholder communications and other account administration services provided to TIAA-CREF Fund shareholders who own their shares through these financial intermediaries’ accounts. These servicing-related revenue

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sharing payments are in addition to any applicable sub-transfer agency or similar fees paid to these financial intermediaries with respect to these services by the TIAA-CREF Funds out of Fund assets.

The amounts of revenue sharing payments to a financial intermediary could be significant, and may create an incentive for the intermediary or its representatives to recommend or offer shares of the Funds to you. The financial intermediary may elevate the prominence or profile of the Funds within the intermediary’s organization by, for example, placing the Funds on a list of preferred or recommended funds and/or granting TPIS, Advisors and/or their affiliates preferential or enhanced opportunities to promote the Funds in various ways within the intermediary’s organization. Advisors, TPIS or their affiliates may revise their policies with respect to revenue sharing payments at any time without prior notice.

Effective immediately, the following paragraphs hereby replace in its entirety the sub-section entitled “Other payments by TPIS, Advisors or their affiliates” in the section entitled “Distribution and service arrangements” of the Statutory Prospectus of the Managed Allocation Fund:

Other payments by TPIS, Advisors or their affiliates

In addition to the payments from the Fund made to financial intermediaries as previously described, TPIS, Advisors or their affiliates may from time to time make additional payments, out of their own resources, to certain financial intermediaries that sell shares of the TIAA-CREF Funds. These payments are often referred to as “revenue sharing.” These payments may be made in order to promote the sale and retention of Fund shares by intermediaries and their customers. The amounts of these distribution-related revenue sharing payments may vary by financial intermediary and, with respect to a given financial intermediary, are typically calculated by reference to the amount of the financial intermediary’s recent gross sales of TIAA-CREF Fund shares and/or total assets of TIAA-CREF Funds held by the intermediary’s customers. The level of distribution-related revenue sharing payments that TPIS, Advisors or their affiliates are willing to provide to a particular financial intermediary may be affected by, among other factors, the intermediary’s total assets held in and recent net investments into the TIAA-CREF Funds, the intermediary’s level of participation in TIAA-CREF Fund sales and marketing programs, the intermediary’s compensation program for its registered representatives who sell TIAA-CREF Fund shares and provide services to TIAA-CREF Fund shareholders, and the asset class of the TIAA-CREF Funds for which these payments are provided. The SAI contains additional information about these payments. TPIS may also make

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payments to financial intermediaries in connection with sales meetings, due diligence meetings, prospecting seminars and other meetings at which TPIS promotes its products and services. Payments to intermediaries may include payments to certain third-party broker-dealers and financial advisors, including fund supermarkets, to provide access to their fund distribution platforms. With respect to Institutional Class shares, effective August 1, 2019, TPIS, Advisors or their affiliates may continue to make revenue sharing payments pursuant to existing arrangements with financial intermediaries, but will not enter into new arrangements to make revenue sharing payments with new third-party financial intermediaries.

In addition to revenue sharing payments to financial intermediaries related to distribution of the Fund’s shares, Advisors or its affiliates may also make revenue sharing payments out of their own assets to financial intermediaries as compensation for certain recordkeeping, shareholder communications and other account administration services provided to TIAA-CREF Fund shareholders who own their shares through these financial intermediaries’ accounts. These servicing-related revenue sharing payments are in addition to any applicable sub-transfer agency or similar fees paid to these financial intermediaries with respect to these services by the TIAA-CREF Funds out of Fund assets.

The amounts of revenue sharing payments to a financial intermediary could be significant, and may create an incentive for the intermediary or its representatives to recommend or offer shares of the Fund to you. The financial intermediary may elevate the prominence or profile of the Fund within the intermediary’s organization by, for example, placing the Funds on a list of preferred or recommended funds and/or granting TPIS, Advisors and/or their affiliates preferential or enhanced opportunities to promote the Fund in various ways within the intermediary’s organization. Advisors, TPIS or their affiliates may revise their policies with respect to revenue sharing payments at any time without prior notice.

A40596 (8/19)

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